Certain risks and uncertainties (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) customer	Dec. 31, 2014 CNY (¥) customer	Dec. 31, 2013 CNY (¥) customer	Dec. 31, 2012 CNY (¥)
Certain risks and uncertainties
Aggregate amount of cash and cash equivalents | ¥	¥ 2,883,294	¥ 2,155,009	¥ 2,119,740	¥ 3,031,462
Foreign currency risk | Denominated in RMB
Certain risks and uncertainties
Aggregate amount of cash and cash equivalents | ¥	¥ 1,798,414	¥ 1,121,695
Accounts receivable | Accounts receivable balances
Certain risks and uncertainties
Number of individual customers accounting for 10% or more of total revenues or accounts receivable | customer	0
Accounts receivable | Accounts receivable balances | 3 largest customers
Certain risks and uncertainties
Revenue and accounts receivable by major customer (as a percent)	23.00%	17.00%
Revenues | Geographic concentration risk | Japan
Certain risks and uncertainties
Number of individual customers accounting for 10% or more of total revenues or accounts receivable | customer	1	1	1
Revenue and accounts receivable by major customer (as a percent)	12.50%	28.80%	18.60%